UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       ATLANTA CAPITAL GROUP
Address    3333 PIEDMONT RD
           STE 2010
           ATLANTA, GA 30305

Form 13F File Number:    028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Jeanine Blackman
Title   Chief Compliance Officer
Phone   678-679-8900

Signature, Place, and Date of Signing:

/s/ Jeanine Blackman       Atlanta, GA       February 12, 2013
--------------------       -------------       -----------------
[Signature]                [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      73
Form 13F Information Table Value Total:      89,944   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
ABBOTT LABORATORIES            COM              2824100        227       448 SH       SOLE                       0        0      448
ALLIANCE RES PARTNERS LP       LP               01877R108      308      5300 SH       SOLE                       0        0     5300
ALTRIA GROUP INC               COM              02209S103      670     21264 SH       SOLE                       0        0    21264
ANNALY CAPITAL                 COM              35710409       221     15612 SH       SOLE                       0        0    15612
APPLE INC                      COM              37833100      5415      9989 SH       SOLE                       0        0     9989
APPLE INC CALL                 CALL             37833900         6         1     CALL SOLE                       0        0        1
APPLE INC PUT                  PUT              37833950         7         1     PUT  SOLE                       0        0        1
ARLINGTON ASSET INVT           CL A             41356205       335     15475 SH       SOLE                       0        0    15475
ARRIS GROUP INC                COM              04269Q100      173     11600 SH       SOLE                       0        0    11600
AT&T INC                       COM              00206R102      826     24337 SH       SOLE                       0        0    24337
BB & T CORP                    COM              54937107       296      9828 SH       SOLE                       0        0     9828
BRISTOL MYERS SQUIBB           COM              110122108      693     21253 SH       SOLE                       0        0    21253
CHEVRON CORP NEW               COM              166764100      397      3668 SH       SOLE                       0        0     3668
CISCO SYS INC                  COM              17275R102      227     11227 SH       SOLE                       0        0    11227
CLEARBRIDGE ENGY M             COM              18469Q108     1614     82610 SH       SOLE                       0        0    82610
COCA COLA CO                   COM              191216100      761     20682 SH       SOLE                       0        0    20682
CUSHING RENAISSANCE            COM              231647108     4451    192246 SH       SOLE                       0        0   192246
DBX ETF TR MSCI EAFE           COM              233051200     1560     70699 SH       SOLE                       0        0    70699
DUKE ENERGY CORP COM           COM              26441C204      507      7930 SH       SOLE                       0        0     7930
ENTERPRISE PRODUCTS            COM              293792107      556     11100 SH       SOLE                       0        0    11100
EXXON MOBIL CORP               COM              30231G102     1397     16090 SH       SOLE                       0        0    16090
FIRST TR EXCHANGE              COM              33734X101     6296    275411 SH       SOLE                       0        0   275411
FIRST TR LARGE CAP             COM              33734K109    12568    404446 SH       SOLE                       0        0   404446
FIRST TR MLP & ENERGY          COM              33739B104     2475    120200 SH       SOLE                       0        0   120200
FULL CIRCLE CAP CORP           COM              359671104      484     65065 SH       SOLE                       0        0    65065
GLADSTONE INVT CORP            COM              376546107      977    139279 SH       SOLE                       0        0   139279
GOLDMAN SACHS GROUP            COM              38141G104     1950     15000 SH       SOLE                       0        0    15000
GUGGENHEIM EXCH TRD FD BULLET  COM              18383M589      251     12080 SH       SOLE                       0        0    12080
HASBRO INC                     COM              418056107      223      6200 SH       SOLE                       0        0     6200
HASBRO INC CALL                CALL             418056907       -1       -40     CALL SOLE                       0        0      -40
HOME DEPOT INC                 COM              437076102      740     11949 SH       SOLE                       0        0    11949
INTERNAP NETWORK SVC CORP COM  COM              45885A300      304     43915 SH       SOLE                       0        0    43915
ISHARES BARCLAYS               COM              464288638      440      3965 SH       SOLE                       0        0     3965
ISHARES BARCLAYS 1-3           COM              464288646      214      2031 SH       SOLE                       0        0     2031
ISHARES CORE S&P               COM              464287200     6252     43049 SH       SOLE                       0        0    43049
ISHARES DJ SELECT DIV FD SELEC COM              464287168      298      5200 SH       SOLE                       0        0     5200
ISHARES NASDAQ BIO INDX        COM              464287556      273      1987 SH       SOLE                       0        0     1987
ISHARES TR HIGH DIVID EQ HIGH  COM              46429B663      247      4200 SH       SOLE                       0        0     4200
JOHNSON & JOHNSON              COM              478160104      414      5904 SH       SOLE                       0        0     5904
KINDER MORGAN ENERGY           LP               494550106      886     11100 SH       SOLE                       0        0    11100
LILLY ELI & CO                 COM              532457108      335      6787 SH       SOLE                       0        0     6787
LINN ENERGY                    UNIT LTD LIAB    536020100      250      7100 SH       SOLE                       0        0     7100
LORILLARD INC COM              COM              544147101      200      1715 SH       SOLE                       0        0     1715
MAGELLAN MIDSTREAM PTNRS       LP               559080106      974     22560 SH       SOLE                       0        0    22560
MARKEL CORP HLDG CO            COM              570535104      770      1776 SH       SOLE                       0        0     1776
MCDONALDS CORP                 COM              580135101      309      3495 SH       SOLE                       0        0     3495
MEDICAL PPTYS TR INC           COM              58463J304      139     11600 SH       SOLE                       0        0    11600
MERCK & CO INC NEW             COM              58933Y105      815     19718 SH       SOLE                       0        0    19718
MICROSOFT CORP                 COM              594918104      783     29040 SH       SOLE                       0        0    29040
NEW YORK COMMUNITY             COM              649445103      413     30770 SH       SOLE                       0        0    30770
NEW YORK MTG TR INC            COM              649604501     8784   1370491 SH       SOLE                       0        0  1370491
NEXTERA ENERGY INC             COM              65339F101      457      6600 SH       SOLE                       0        0     6600
PIMCO DYNAMIC INCOME           COM              72201Y101      523     17830 SH       SOLE                       0        0    17830
PLUM CREEK TIMBER CO REIT      COM              729251108      283      6373 SH       SOLE                       0        0     6373
POWERSHARES DB US BULL         COM              73936D107     1085     49735 SH       SOLE                       0        0    49735
POWERSHARES ETF TRUST DYNM LRG COM              73935X609      384     20271 SH       SOLE                       0        0    20271
POWERSHARES ETF TRUST DYNM LRG COM              73935X708      599     27412 SH       SOLE                       0        0    27412
POWERSHARES ETF TRUST TECH SEC COM              73935X344      467     17830 SH       SOLE                       0        0    17830
POWERSHARES GLOBAL ETF SOVEREI COM              73936T573      200      6326 SH       SOLE                       0        0     6326
PROCTER & GAMBLE CO            COM              742718109      307      4446 SH       SOLE                       0        0     4446
RAIT FINL TR COM NEW           COM              749227609      309     54716 SH       SOLE                       0        0    54716
REYNOLDS AMERN INC             COM              761713106      602     14527 SH       SOLE                       0        0    14527
ROYAL DUTCH SHELL              CL B             780259107      399      5635 SH       SOLE                       0        0     5635
RYDEX ETF TRUST GUG S&P500 EQ  COM              78355W106      323      6004 SH       SOLE                       0        0     6004
SELECT SECTOR SPDR TR SBI INT  COM              81369Y886      571     16080 SH       SOLE                       0        0    16080
SELECT SECTOR SPDR  SBI CONS D COM              81369Y407     3354     69778 SH       SOLE                       0        0    69778
SOUTHERN CO                    COM              842587107      769     17964 SH       SOLE                       0        0    17964
SOUTHERN COPPER CORP           COM              84265V105      541     14289 SH       SOLE                       0        0    14289
SPDR GOLD TR GOLD SHS          COM              78463V107      715      4399 SH       SOLE                       0        0     4399
SPDR SERIES TR S&P DIVID ETF   COM              78464A763     6481    110005 SH       SOLE                       0        0   110005
TEUCRIUM CORN ETF CORN FUND    COM              88166A102      355      8000 SH       SOLE                       0        0     8000
VERIZON                        COM              92343V104     1200     27692 SH       SOLE                       0        0    27692
WALMART STORES INC             COM              931142103      310      4512 SH       SOLE                       0        0     4512